SCHEDULE OF INVESTMENTS
Thornburg Capital Management Fund
June 30, 2026 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Commercial Paper — 99.2%
[a]	Agree LP, 3.924% due 7/1/2026	$18,000,000	$18,000,000
	Alimentation Couche-Tard, Inc.,
[a,b]	4.026% due 7/10/2026	32,000,000	31,968,320
[a,b]	4.091% due 7/13/2026	250,000	249,665
[a,b]	4.211% due 7/13/2026	250,000	249,656
[a,b]	4.127% due 7/15/2026	2,000,000	1,996,850
[a,b]	4.052% due 7/2/2026	18,000,000	17,998,005
[a,b]	4.054% due 7/8/2026	3,000,000	2,997,673
[a,b]	4.051% due 7/9/2026	1,000,000	999,113
[a,b]	4.076% due 7/17/2026	11,000,000	10,980,396
	Amcor Flexibles North America, Inc.,
[a]	4.069% due 7/9/2026	37,000,000	36,967,111
[a]	4.141% due 7/15/2026	2,000,000	1,996,834
	American Electric Power Co., Inc.,
[a]	4.044% due 7/6/2026	4,000,000	3,997,789
[a]	4.079% due 7/9/2026	32,000,000	31,971,484
[a]	4.10% due 7/27/2026	32,000,000	31,906,862
	American Honda Finance Corp.,
	4.081% due 7/6/2026	1,000,000	999,443
	4.049% due 7/8/2026	6,795,000	6,789,741
	4.083% due 7/24/2026	1,000,000	997,438
	4.092% due 8/5/2026	50,000,000	49,805,069
	4.157% due 9/3/2026	465,000	461,644
	3.988% due 7/8/2026	3,600,000	3,597,249
	4.07% due 7/8/2026	520,000	519,595
	4.067% due 7/22/2026	320,000	319,253
[a]	American Transmission Co. LLC, 3.933% due 7/21/2026	45,000,000	44,903,250
	Aon Corp.,
[a]	4.069% due 7/22/2026	4,000,000	3,990,667
[a]	4.07% due 7/27/2026	2,000,000	1,994,222
[a]	Avangrid, Inc., 4.049% due 7/6/2026	40,000,000	39,977,833
[a,b]	BASF SE, 4.252% due 7/28/2026	420,000	418,696
	BAT International Finance plc,
[a,b]	4.005% due 7/1/2026	43,000,000	43,000,000
[a,b]	4.058% due 7/2/2026	25,000,000	24,997,222
	Bell Telephone Co. of Canada or Bell Canada,
[a,b]	4.158% due 7/6/2026	16,000,000	15,990,978
[a,b]	4.069% due 7/10/2026	33,000,000	32,967,000
[a]	Boston Scientific Corp., 4.027% due 7/14/2026	34,400,000	34,350,808
	Brown-Forman Corp.,
[a]	4.121% due 7/24/2026	22,500,000	22,441,781
[a]	4.093% due 7/31/2026	25,000,000	24,916,250
[a]	3.981% due 8/7/2026	18,000,000	17,927,665
[a,b]	Canadian Pacific Railway Co., 4.021% due 7/8/2026	15,000,000	14,988,450
	Clorox Co.,
[a]	4.145% due 7/27/2026	15,000,000	14,956,017
[a]	4.146% due 7/28/2026	15,000,000	14,954,325
[a]	4.136% due 8/3/2026	4,000,000	3,985,150
[a]	4.136% due 8/11/2026	6,000,000	5,972,325
[a]	4.145% due 8/11/2026	515,000	512,619
[a]	4.15% due 8/27/2026	7,000,000	6,955,002
	CRH America Finance, Inc.,
[a]	4.095% due 7/27/2026	1,500,000	1,495,645
[a]	4.111% due 8/10/2026	5,000,000	4,977,611
	Dominion Energy South Carolina, Inc., 4.025% due 7/22/2026	21,000,000	20,951,490
	Duke Energy Corp.,
[a]	4.019% due 7/7/2026	400,000	399,736
[a]	4.019% due 7/29/2026	5,000,000	4,984,639
	eBay, Inc.,
[a]	4.216% due 9/25/2026	250,000	247,545
[a]	4.17% due 9/25/2026	250,000	247,569
	Enbridge U.S., Inc.,
[a]	4.021% due 7/6/2026	15,225,000	15,216,626
[a]	4.065% due 7/30/2026	15,000,000	14,951,788

SCHEDULE OF INVESTMENTS, Continued
Thornburg Capital Management Fund
June 30, 2026 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
[a]	4.065% due 7/17/2026	$2,800,000	$2,795,022
[a]	4.07% due 7/21/2026	6,200,000	6,186,222
	Entergy Corp.,
[a]	4.198% due 7/1/2026	3,105,000	3,105,000
[a]	4.069% due 7/10/2026	45,000,000	44,955,000
[a]	4.148% due 9/2/2026	1,250,000	1,241,141
[a]	4.157% due 9/3/2026	250,000	248,196
[a]	4.179% due 8/28/2026	300,000	298,023
[a]	4.149% due 9/1/2026	2,500,000	2,482,519
[a]	4.201% due 9/1/2026	250,000	248,230
[a]	4.204% due 9/11/2026	300,000	297,534
	Equifax, Inc.,
[a]	4.194% due 7/21/2026	55,000,000	54,874,417
[a]	4.092% due 7/30/2026	2,700,000	2,691,257
[a]	4.027% due 7/24/2026	427,000	425,920
[a]	4.057% due 7/24/2026	508,000	506,705
	Evergy Kansas Central, Inc.,
[a]	4.096% due 7/1/2026	16,700,000	16,700,000
[a]	4.098% due 7/14/2026	15,000,000	14,978,171
[a]	4.106% due 7/14/2026	11,000,000	10,983,952
	Evergy Metro, Inc.,
[a]	4.096% due 7/1/2026	16,700,000	16,700,000
[a]	4.096% due 7/7/2026	3,000,000	2,997,985
	Eversource Energy,
[a]	4.052% due 7/8/2026	10,000,000	9,992,242
[a]	4.063% due 7/9/2026	9,545,000	9,536,516
	FedEx Corp.,
[a]	4.251% due 7/13/2026	30,000,000	29,958,500
[a]	4.144% due 7/17/2026	250,000	249,549
[a]	4.205% due 7/17/2026	422,000	421,227
[a]	4.193% due 7/21/2026	793,000	791,189
[a]	4.21% due 8/10/2026	263,000	261,796
[a]	4.228% due 8/10/2026	250,000	248,847
	Fiserv, Inc.,
[a]	3.944% due 7/2/2026	10,000,000	9,998,919
[a]	4.044% due 7/20/2026	30,000,000	29,936,983
[a]	4.101% due 8/3/2026	16,500,000	16,439,046
	Fortune Brands Innovations, Inc.,
[a]	4.084% due 7/2/2026	15,000,000	14,998,325
[a]	4.085% due 7/6/2026	3,000,000	2,998,325
[a]	4.085% due 7/7/2026	7,000,000	6,995,310
[a]	4.093% due 7/8/2026	11,000,000	10,991,380
[a]	4.093% due 7/9/2026	20,000,000	19,982,089
[a]	4.082% due 7/13/2026	12,000,000	11,983,920
	HCA, Inc.,
[a]	4.005% due 7/1/2026	4,000,000	4,000,000
[a]	4.015% due 7/1/2026	60,000,000	60,000,000
[a]	4.015% due 7/2/2026	65,000,000	64,992,850
[a]	4.456% due 10/6/2026	2,000,000	1,976,612
	Hyundai Capital America,
[a]	4.029% due 7/27/2026	10,000,000	9,971,400
[a]	4.03% due 8/3/2026	50,000,000	49,818,500
[a]	4.043% due 8/10/2026	5,000,000	4,977,944
	Imperial Brands Finance plc,
[a,b]	3.934% due 7/1/2026	62,000,000	62,000,000
[a,b]	4.008% due 7/6/2026	4,000,000	3,997,806
	Intercontinental Exchange, Inc.,
[a]	4.065% due 7/16/2026	10,000,000	9,983,333
[a]	4.075% due 7/21/2026	7,000,000	6,984,406
[a]	4.068% due 7/22/2026	20,000,000	19,953,333
[a]	4.068% due 7/28/2026	4,000,000	3,988,000
	ITT, Inc.,
[a]	4.034% due 7/7/2026	10,000,000	9,993,383
[a]	4.034% due 7/8/2026	9,000,000	8,993,053
[a]	4.055% due 7/14/2026	24,901,000	24,865,122

SCHEDULE OF INVESTMENTS, Continued
Thornburg Capital Management Fund
June 30, 2026 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
[a]	4.034% due 7/15/2026	$3,000,000	$2,995,368
[a]	4.045% due 7/17/2026	7,000,000	6,987,618
[a]	Johnson Controls International plc, 4.008% due 7/2/2026	20,000,000	19,997,806
[a]	Kinder Morgan, Inc., 3.924% due 7/1/2026	43,000,000	43,000,000
	Marriott International, Inc.,
[a]	4.081% due 7/1/2026	12,093,000	12,093,000
[a]	4.039% due 7/2/2026	2,000,000	1,999,779
[a]	4.033% due 7/15/2026	11,000,000	10,983,060
[a]	4.056% due 7/20/2026	8,666,000	8,647,797
[a]	4.014% due 7/23/2026	2,000,000	1,995,184
[a]	4.034% due 7/8/2026	250,000	249,807
[a]	4.037% due 7/21/2026	3,000,000	2,993,383
[a]	4.037% due 7/23/2026	5,000,000	4,987,869
[a]	4.042% due 7/31/2026	1,750,000	1,744,210
[a]	4.083% due 7/31/2026	22,000,000	21,926,483
	Marsh & McLennan Cos., Inc.,
[a]	4.018% due 7/9/2026	23,000,000	22,979,811
[a]	4.021% due 7/8/2026	15,000,000	14,988,450
[a]	4.031% due 7/8/2026	2,000,000	1,998,456
[a]	4.102% due 8/3/2026	26,000,000	25,903,952
	McCormick & Co., Inc.,
[a]	4.002% due 7/2/2026	300,000	299,967
[a]	4.08% due 7/2/2026	33,000,000	32,996,324
[a]	4.082% due 7/30/2026	27,000,000	26,913,000
[a]	3.976% due 7/2/2026	300,000	299,967
[a]	4.172% due 7/31/2026	250,000	249,146
[a]	3.971% due 8/6/2026	5,000,000	4,980,500
	Mitsubishi HC Finance America LLC,
	4.105% due 7/6/2026	33,000,000	32,981,529
	4.004% due 7/7/2026	20,000,000	19,986,867
	4.013% due 7/15/2026	3,000,000	2,995,392
	4.03% due 7/20/2026	12,000,000	11,974,920
[a]	Mondelez International, Inc., 3.917% due 7/6/2026	400,000	399,786
	Mosaic Co.,
[a]	4.096% due 7/14/2026	55,000,000	54,919,960
[a]	4.085% due 7/16/2026	11,000,000	10,981,575
	Motorola Solutions, Inc., 4.028% due 7/2/2026	25,000,000	24,997,243
	Oglethorpe Power Corp.,
[a]	4.045% due 7/7/2026	2,700,000	2,698,209
[a]	4.078% due 7/13/2026	900,000	898,797
[a]	4.101% due 7/14/2026	3,690,000	3,684,630
[a]	4.061% due 7/9/2026	57,000,000	56,949,333
[a]	4.115% due 7/13/2026	1,000,000	998,650
[a]	4.076% due 7/14/2026	250,000	249,638
	ONE Gas, Inc.,
[a]	4.103% due 7/1/2026	22,000,000	22,000,000
[a]	4.114% due 7/1/2026	1,908,000	1,908,000
[a]	4.104% due 7/6/2026	2,000,000	1,998,878
[a]	4.103% due 7/7/2026	17,000,000	16,988,553
[a]	4.113% due 7/7/2026	2,000,000	1,998,650
[a]	4.126% due 7/8/2026	10,000,000	9,992,106
[a]	4.093% due 7/10/2026	6,000,000	5,993,955
[a]	4.094% due 7/13/2026	7,000,000	6,990,597
[a]	Oracle Corp., 4.40% due 7/15/2026	2,000,000	1,996,694
	O’Reilly Automotive, Inc.,
[a]	4.092% due 7/6/2026	21,000,000	20,988,275
[a]	4.102% due 7/6/2026	20,000,000	19,988,806
[a]	4.072% due 7/16/2026	12,000,000	11,980,000
[a]	4.01% due 7/6/2026	1,254,000	1,253,312
[a]	4.062% due 7/6/2026	5,000,000	4,997,222
[a]	4.066% due 7/10/2026	250,000	249,750
[a]	4.047% due 7/20/2026	1,900,000	1,896,009
[a]	4.097% due 7/21/2026	5,000,000	4,988,806
[a]	4.099% due 7/22/2026	1,280,000	1,276,991
	Penske Truck Leasing Co. LP,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Capital Management Fund
June 30, 2026 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	4.161% due 7/2/2026	$5,000,000	$4,999,432
	4.135% due 7/10/2026	250,000	249,746
	4.181% due 7/16/2026	980,000	978,326
	4.173% due 7/21/2026	5,000,000	4,988,639
	4.106% due 7/29/2026	250,000	249,216
	4.156% due 8/4/2026	8,000,000	7,969,249
	4.102% due 8/5/2026	11,000,000	10,957,008
	4.187% due 8/12/2026	6,000,000	5,971,370
	4.209% due 8/13/2026	450,000	447,791
	4.099% due 7/24/2026	31,000,000	30,920,184
	4.096% due 8/12/2026	400,000	398,124
	4.13% due 9/10/2026	5,000,000	4,960,161
	Puget Sound Energy, Inc.,
	4.069% due 7/15/2026	25,000,000	24,961,111
	4.069% due 7/16/2026	500,000	499,167
	4.069% due 7/24/2026	30,000,000	29,923,333
[a,b]	Reckitt Benckiser Treasury Services plc, 4.021% due 7/9/2026	66,000,000	65,941,920
[a]	Rockwell Automation, Inc., 3.918% due 7/10/2026	400,000	399,614
	Ryder System, Inc.,
	4.089% due 7/13/2026	11,800,000	11,784,188
	4.052% due 7/7/2026	20,000,000	19,986,700
	4.085% due 7/8/2026	28,000,000	27,978,113
	Sempra,
[a]	4.115% due 7/6/2026	26,000,000	25,985,375
[a]	4.125% due 7/7/2026	500,000	499,662
[a]	4.119% due 7/20/2026	5,000,000	4,989,313
[a]	4.129% due 7/20/2026	21,000,000	20,955,002
[a]	4.118% due 7/21/2026	6,000,000	5,986,500
[a]	4.142% due 7/30/2026	7,000,000	6,977,050
[a]	Southern Co. Gas Capital Corp., 3.979% due 7/7/2026	11,000,000	10,992,813
[a]	Southwestern Public Service Co., 4.109% due 7/1/2026	36,000,000	36,000,000
	Spire, Inc.,
[a]	4.112% due 7/1/2026	2,000,000	2,000,000
[a]	4.092% due 7/7/2026	11,000,000	10,992,630
[a]	4.071% due 7/20/2026	1,000,000	997,889
[a]	4.082% due 7/20/2026	1,000,000	997,884
[a]	4.102% due 7/21/2026	1,000,000	997,761
[a]	4.10% due 7/17/2026	2,000,000	1,996,418
[a]	4.104% due 7/27/2026	3,000,000	2,991,268
[a]	4.125% due 7/27/2026	2,000,000	1,994,150
[a]	4.10% due 7/31/2026	23,500,000	23,421,079
[a]	Stryker Corp., 4.053% due 8/3/2026	2,285,000	2,276,664
	Telstra Group Ltd.,
[a,b]	4.031% due 8/21/2026	32,877,000	32,693,026
[a,b]	4.034% due 9/2/2026	33,000,000	32,771,888
[a,b]	3.982% due 9/3/2026	512,000	508,450
	WEC Energy Group, Inc.,
[a]	4.147% due 7/8/2026	2,000,000	1,998,413
[a]	4.146% due 7/20/2026	58,000,000	57,875,107
[a]	4.005% due 7/22/2026	8,000,000	7,981,613
	Western Union Co.,
[a]	4.129% due 7/14/2026	1,600,000	1,597,660
[a]	3.924% due 7/1/2026	35,000,000	35,000,000
	Williams Cos., Inc., 3.944% due 7/1/2026	66,000,000	66,000,000
	Xcel Energy, Inc.,
[a]	4.021% due 7/6/2026	28,000,000	27,984,600
[a]	4.008% due 7/7/2026	1,000,000	999,342
[a]	4.053% due 7/9/2026	26,837,000	26,813,205
[a]	4.011% due 7/13/2026	4,000,000	3,994,733
[a]	4.036% due 7/23/2026	7,000,000	6,983,017
	Total Commercial Paper (Cost $2,747,667,272)		2,747,667,272

SCHEDULE OF INVESTMENTS, Continued
Thornburg Capital Management Fund
June 30, 2026 (Unaudited)

ISSUER-DESCRIPTION	Principal Amount	VALUE
Total Investments — 99.2% (Cost $2,747,667,272)		$2,747,667,272
Other Assets Less Liabilities — 0.8%		23,510,266
Net Assets — 100.0%		$2,771,177,538

Footnote Legend
a
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the aggregate value of these securities in the Fund’s portfolio was
$2,316,068,541, representing 83.58% of the Fund’s net assets.

b	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Capital Management Fund
June 30, 2026 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Capital Management Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers one class of shares of beneficial interest: Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee" as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities held with a maturity of less than 60 days from trade date and other short-term investments are valued using the amortized cost method unless the Committee determines such method does not represent fair value. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of the Fund’s investments may be significantly affected on days when shareholders are unable to buy or sell Fund shares.